Other Assets	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

9 OTHER ASSETS

The other assets consist of the following:

	As of March 31,
	2023	2024
	RMB	RMB
Prepayments, receivables and other current assets
Receivables of technology service	21,217	11,613
Receivables from third-party payment service providers(1)	8,711	5,243
Employee loans and advances	1,474	665
Deposits	2,655	507
Interest receivable	631	409
Receivables of financing facilitation service	452	256
Others	6,982	3,269
Less: Allowance for credit losses	(1,940)	(2,093)
Subtotal	40,182	19,869
Other prepaid expenses	20,130	26,510
VAT receivables	8,707	8,532
Prepaid promotion fees	107	45
Total Prepayments, receivables and other current assets	69,126	54,956

Other non-current assets
Long-term deposit	14,146	14,146
Less: Allowance for credit losses	—	(331)
Subtotal	14,146	13,815
Gold(2)	32,378	31,658
Prepayment for renovation	17,116	—
Total non-current assets	63,640	45,473

(1)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group.
(2)
As of March 31, 2023 and 2024, the Company has physical gold on hand of RMB32,378 and RMB31,658, respectively. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023 and 2024, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023 and 2024.

The movement of allowance for credit losses is analyzed as follows:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(1,691)	(1,821)	(1,940)
Cumulative effect of adoption of new accounting standard (Note 2)	—	—	(395)
Provisions	(268)	(178)	(2,482)
Write-offs	138	59	2,393
Balance at end of year	(1,821)	(1,940)	(2,424)